Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($)	Total	Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Notes Receivable From Stockholders [Member]	Accumulated Deficit [Member]	Colonnade Acquisition Corp.	Colonnade Acquisition Corp. Class A Ordinary Shares [Member]	Colonnade Acquisition Corp. Class B Ordinary Shares [Member]	Colonnade Acquisition Corp. Additional Paid-in Capital [Member]	Colonnade Acquisition Corp. Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2018		$ 40,016,000
Beginning balance (in shares) at Dec. 31, 2018		6,234,955
Ending Balance at Dec. 31, 2019	$ 40,016,000	$ 40,016,000
Ending balance (in shares) at Dec. 31, 2019	6,234,955	6,234,955
Beginning balance at Dec. 31, 2018	$ (50,236,000)			$ 897,000		$ (51,133,000)
Beginning balance (ASC 842 [Member]) at Dec. 31, 2018	199,000					199,000
Beginning balance (in shares) at Dec. 31, 2018			11,221,063
Issuance of common stock upon exercise of stock options	$ 51,000			51,000
Issuance of common stock upon exercise of stock options, Shares	12,152		12,152
Issuance of common stock upon vesting of restricted stock awards	$ 28,000			28,000
Issuance of common stock upon vesting of restricted stock awards, Shares			4,750
Stock-based compensation expense	1,293,000			1,293,000
Issuance of notes to stockholders	(44,000)				$ (44,000)
Vesting of early exercised stock options	51,000			51,000
Net loss	(51,661,000)					(51,661,000)
Ending Balance at Dec. 31, 2019	(100,319,000)			2,320,000	(44,000)	(102,595,000)
Ending balance (in shares) at Dec. 31, 2019			11,237,965
Issuance of redeemable convertible preferred stock, net of discount and issuance cost		$ 39,225,000
Issuance of redeemable convertible preferred stock, net of discount and issuance cost, Shares		125,762,535
Conversion of redeemable convertible preferred stock to common stock		$ (40,016,000)
Conversion of redeemable convertible preferred stock to common stock, Shares		(6,234,955)
Ending Balance at Dec. 31, 2020	$ 39,225,000	$ 39,225,000
Ending balance (in shares) at Dec. 31, 2020	125,762,535	125,762,535						18,666,781
Issuance of common stock upon exercise of stock options	$ 379,000			379,000
Issuance of common stock upon exercise of stock options, Shares	17,379,928		17,379,928
Issuance of common stock upon vesting of restricted stock awards	$ 6,000			6,000
Issuance of common stock upon vesting of restricted stock awards, Shares			2,299,902
Conversion of redeemable convertible preferred stock to common stock	40,016,000			40,016,000
Conversion of redeemable convertible preferred stock to common stock, Shares			6,234,955
Conversion of convertible notes to common stock	78,311,000			78,311,000
Conversion of convertible notes to common stock, Shares			10,241,795
Stock-based compensation expense	12,057,000			12,057,000
Reclassification of a note receivable from a stockholder	44,000				$ 44,000
Vesting of early exercised stock options	379,000			379,000
Net loss	(106,780,000)					(106,780,000)
Ending Balance at Dec. 31, 2020	(75,907,000)			133,468,000		(209,375,000)	$ 5,000,009	$ 133	$ 500	$ 7,701,942	$ (2,702,566)
Ending balance (in shares) at Dec. 31, 2020			47,394,545					1,333,219	5,000,000
Ending Balance at Dec. 31, 2020	$ 39,225,000	$ 39,225,000
Ending balance (in shares) at Dec. 31, 2020	125,762,535	125,762,535						18,666,781
Beginning balance at Jun. 03, 2020
Issuance of Class B ordinary shares to Sponsor							25,000		$ 575	24,425
Issuance of Class B ordinary shares to Sponsor, Shares									5,750,000
Sale of 20,000,000 Units, net of underwriting discounts and offering costs							188,402,369	$ 2,000		188,400,369
Sale of 20,000,000 Units, net of underwriting discounts and offering costs, Shares								20,000,000
Sale of 6,000,000 Private Placement Warrants							6,000,000			6,000,000
Forfeiture of Founder Shares									$ (75)	75
Forfeiture of Founder Shares, Shares									(750,000)
Class A Ordinary shares subject to possible redemption							(186,724,794)	$ (1,867)		(186,722,927)
Class A Ordinary shares subject to possible redemption, Shares								(18,666,781)
Net loss							(2,702,566)				(2,702,566)
Ending Balance at Dec. 31, 2020	$ (75,907,000)			$ 133,468,000		$ (209,375,000)	$ 5,000,009	$ 133	$ 500	$ 7,701,942	$ (2,702,566)
Ending balance (in shares) at Dec. 31, 2020			47,394,545					1,333,219	5,000,000